Accounts receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net, Current [Abstract]
Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2015 was $39 million (2014: $16 million; 2013: $27 million).

Accounts receivable is also presented net of customer receivables associated with Assets held for sale. The balance of accounts receivable classified as assets held for sale at December 31, 2015 is nil (2014: $78 million). Please refer to Note 37 – Assets held for sale.

The Company did not recognize any bad debt expense in 2015, 2014, or 2013, but has instead reduced contract revenue for the disputed amounts.